UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22802

FS Global Credit Opportunities Fund

(Exact name of registrant as specified in charter)

Cira Centre 2929 Arch Street, Suite 675 Philadelphia, Pennsylvania	19104
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund

Cira Centre

2929 Arch Street, Suite 675

Philadelphia, Pennsylvania 19104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

The unaudited schedule of investments of FS Global Credit Opportunities Fund (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of March 31, 2014 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments

As of March 31, 2014

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)

Senior Secured Loans—First Lien—77.2%
Accellent Inc.	(e)	Health Care Equipment & Services	L+350	1.0%	3/12/21	$3,049	$3,046	$3,050
American Tire Distributors, Inc.	(e)	Automobiles & Components	L+475	1.0%	6/1/18	645	644	650
Ascend Learning, LLC		Software & Services	L+500	1.0%	7/31/19	896	892	909
Asurion, LLC		Insurance	L+375	1.3%	5/24/19	2,992	2,985	3,004
Atlantic Power LP	(e)	Utilities	L+375	1.0%	2/24/21	2,168	2,146	2,177
Avaya Inc.		Technology Hardware & Equipment	L+550	1.0%	3/31/18	1,988	1,988	1,995
Caesars Entertainment Operating Co.		Consumer Services	L+425		1/26/18	2,000	1,895	1,864
Capital Safety North America Holdings Inc.	(e)	Capital Goods	L+300	1.0%	3/27/21	2,677	2,674	2,677
CEC Entertainment, Inc.		Consumer Services	L+325	1.0%	2/14/21	3,424	3,407	3,406
Cengage Learning Acquisitions, Inc.	(e)	Media	L+600	1.0%	3/31/20	1,081	1,076	1,095
Clear Channel Communications, Inc.		Media	L+675		1/30/19	2,000	1,894	1,962
Clear Channel Communications, Inc.		Media	L+750		7/30/19	1,000	989	1,000
FR Dixie Acquisition Corp.		Energy	L+475	1.0%	12/18/20	2,363	2,351	2,385
Drillships Financing Holding Inc.		Energy	L+500	1.0%	3/31/21	652	659	666
Empire Generating Co, LLC	(e)	Utilities	L+425	1.0%	3/14/21	3,151	3,119	3,160
Empire Generating Co, LLC	(e)	Utilities	L+425	1.0%	3/14/21	220	218	220
ERC Ireland Holdings Ltd.	(e)	Telecommunication Services	E+450		9/30/19	€2,277	2,853	3,036
Extreme Reach, Inc.		Media	L+575	1.0%	1/24/20	$2,069	2,039	2,121
Hudson Products Holdings Inc.	(e)	Capital Goods	L+400	1.0%	3/15/19	4,197	4,176	4,229
Lineage Logistics, LLC	(e)	Transportation	L+350	1.0%	4/7/21	4,342	4,320	4,342
Mitel Networks Corp.		Software & Services	L+425	1.0%	1/31/20	1,632	1,624	1,652
MPH Acquisition Holdings LLC	(e)	Commercial & Professional Services	L+300	1.0%	3/31/21	3,383	3,375	3,379
National Mentor Holdings, Inc.		Health Care Equipment & Services	L+375	1.0%	1/31/21	1,632	1,628	1,645
PagesJaunes Groupe S.A.	(e)	Consumer Services	E+350		9/11/15	€194	234	247
PagesJaunes Groupe S.A.	(e)	Consumer Services	E+360		9/11/15	€75	93	95
Payless ShoeSource, Inc.		Consumer Durables & Apparel	L+400	1.0%	3/11/21	$4,019	3,999	4,029
Quinn Manufacturing Group HoldCo Ltd.	(e)	Materials	E+677		12/2/16	€709	889	920
Quinn Manufacturing Group HoldCo Ltd.	(e)	Materials	E+677		12/2/16	€94	117	121
Quinn Manufacturing Group HoldCo Ltd.	(e)	Materials	8.6%		12/2/16	$173	164	164
Sedgwick Claims Management Services, Inc.		Insurance	L+275	1.0%	3/1/21	2,195	2,190	2,176

Total Senior Secured Loans—First Lien							57,684	58,376

Senior Secured Loans—Second Lien—22.5%
Accellent Inc.	(e)	Health Care Equipment & Services	L+650	1.0%	3/12/22	2,734	2,749	2,720
Asurion, LLC		Insurance	L+750	1.0%	3/3/21	1,489	1,467	1,542
Capital Safety North America Holdings Inc.	(e)	Capital Goods	L+550	1.0%	3/27/22	1,333	1,332	1,348
Inmar Acquisition Sub, Inc.		Commercial & Professional Services	L+700	1.0%	1/27/22	2,783	2,805	2,793
Road Infrastructure Investment, LLC	(e)	Capital Goods	L+675	1.0%	9/30/21	1,241	1,235	1,249
Sedgwick Claims Management Services, Inc.		Insurance	L+575	1.0%	2/28/22	1,455	1,447	1,450
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	1,000	1,000	1,023
Templar Energy LLC		Energy	L+700	1.0%	11/25/20	3,000	3,019	3,036
Vantage Energy, LLC		Energy	L+750	1.0%	12/19/18	1,842	1,824	1,858

Total Senior Secured Loans—Second Lien							16,878	17,019

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2014

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)

Senior Secured Bonds—6.5%
Caesars Entertainment Operating Co.		Consumer Services	10.0%		12/15/15	$2,000	$1,753	$1,782
Momentive Performance Materials Inc.		Materials	8.9%		10/15/20	1,000	1,086	1,089
Momentive Performance Materials Inc.		Materials	10.0%		10/15/20	1,500	1,624	1,639
Momentive Performance Materials Inc.		Materials	9.0%		1/15/21	500	459	399

Total Senior Secured Bonds							4,922	4,909

Government Bonds—1.1%
Republic of Argentina		Government Debt	2.5%		12/31/38	2,000	781	845

Total Government Bonds							781	845

						Number of Shares	Cost	Fair Value(d)
Equity/Other—3.4%
Ally Financial Inc., Series A Preferred Equity	(f)	Diversified Financials	8.5%			1,000	27	27
ERC Ireland Holdings Ltd., Common Equity	(e)(f)	Telecommunication Services				5,981	1,110	1,193
Federal Home Loan Mortgage Corp., Series W Preferred Equity	(f)	Real Estate	5.7%			1,203	11	11
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(f)	Real Estate	8.4%			46,322	390	510
Federal National Mortgage Association, Series F Preferred Equity	(f)	Real Estate	CMT-16			9,300	165	163
Federal National Mortgage Association, Series P Preferred Equity	(f)	Real Estate	L+75	3.8%		32,875	266	276
Federal National Mortgage Association, Series S Preferred Equity	(f)	Real Estate	L+423	3.5%		27,125	304	284
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(f)	Real Estate	5.4%			2	65	70

Total Equity/Other							2,338	2,534

TOTAL INVESTMENTS—110.7%							$82,603	83,683

LIABILITIES IN EXCESS OF OTHER ASSETS—(10.7%)	(g)							(8,091)

NET ASSETS—100.0%								$75,592

Shares Outstanding								7,435,821

Net Asset Value Per Common Share at End of Period								$10.17

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Unaudited Schedule of Investments (continued)

As of March 31, 2014

(in thousands, except share and per share amounts)

Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2014(h)	Industry	Fixed Deal Receive Rate	Maturity	Notional(i)	Market Value(d)	Premiums Received	Unrealized Appreciation (Depreciation)

Norske Skogindustrier ASA	JPMorgan Chase Bank, N.A.	16.5%	Materials	5.0%	3/20/16	€2,000	$(483)	$(430)	$(53)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in the Company’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2014, the three-month London Interbank Offered Rate (“L”) was 0.23%, the Euro Interbank Offered Rate (“E”) was 0.31% and the two-year Constant Maturity Treasury Rate (“CMT”) was 0.44%.
(c)	Denominated in U.S. dollars unless otherwise noted.
(d)	Fair value and market value are determined by the Company’s board of trustees. For information on the Company’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Company’s most recent annual financial statements.
(e)	Position or portion thereof unsettled as of March 31, 2014.
(f)	Security is non-income producing.
(g)	Includes the effect of credit default swap position.
(h)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreement as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(i)	The maximum potential amount the Company could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the applicable agreement.

See notes to Unaudited Schedule of Investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Company’s audited financial statements contained in its annual report for the year ended December 31, 2013.

The following table summarizes the composition of the Company’s investment portfolio at cost and fair value as of March 31, 2014 and December 31, 2013:

	March 31, 2014
	(Unaudited)			December 31, 2013
	Amortized Cost(1)	Fair Value	Percentage of Portfolio	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$57,684	$58,376	70%	$9,973	$9,996	54%
Senior Secured Loans—Second Lien	16,878	17,019	20%	4,847	4,863	26%
Senior Secured Bonds	4,922	4,909	6%	3,071	3,091	17%
Government Bonds	781	845	1%	—	—	—
Equity/Other	2,338	2,534	3%	421	448	3%

Total	$82,603	$83,683	100%	$18,312	$18,398	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of March 31, 2014, the Company did not “control” and was not an “affiliate” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Company would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities and would be an “affiliate” of a portfolio company if it owned 5% or more of its voting securities.

The Company’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Company to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2014 and December 31, 2013, the Company held no such investments. The Company will maintain sufficient cash on hand to fund any such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2014 and December 31, 2013:

	March 31, 2014 (Unaudited)		December 31, 2013
Industry Classification	Fair Value	Percentage of Portfolio	Fair Value	Percentage of Portfolio
Automobiles & Components	$650	1%	$—	—
Capital Goods	9,503	11%	—	—
Commercial & Professional Services	6,172	7%	—	—
Consumer Durables & Apparel	4,029	5%	—	—
Consumer Services	8,417	10%	2,762	15%
Diversified Financials	27	0%	—	—
Energy	7,945	10%	5,243	28%
Government Debt	845	1%	—	—
Health Care Equipment & Services	7,415	9%	—	—
Insurance	8,172	10%	—	—
Materials	4,332	5%	—	—
Media	6,178	7%	2,408	13%
Real Estate	1,314	2%	448	3%
Software & Services	2,561	3%	—	—
Technology Hardware & Equipment	1,995	2%	2,033	11%
Telecommunication Services	4,229	5%	3,278	18%
Transportation	4,342	5%	—	—
Utilities	5,557	7%	2,226	12%

Total	$83,683	100%	$18,398	100%

The table below describes the geographic concentration of the Company’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2014 and December 31, 2013:

	March 31, 2014 (Unaudited)		December 31, 2013
Geographic Location(1)	Fair Value	Percentage of Portfolio	Fair Value	Percentage of Portfolio
United States	$76,396	91%	$15,120	82%
Europe	5,776	7%	3,278	18%
Other	1,511	2%	—	—

Total	$83,683	100%	$18,398	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Under existing accounting guidance, fair value is defined as the price that the Company would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Company classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2014, the Company’s investments were categorized as follows in the fair value hierarchy:

	March 31, 2014
Valuation Inputs	Investments	Credit Default Swap
Level 1—Price quotations in active markets	$1,341	$—
Level 2—Significant other observable inputs	—	—
Level 3—Significant unobservable inputs	82,342	(53)

	$83,683	$(53)

The following is a reconciliation for the three months ended March 31, 2014 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Three Months Ended March 31, 2014
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Government Bonds	Equity/ Other	Total
Fair value at beginning of period	$9,996	$4,863	$3,091	$—	$—	$17,950
Accretion of discount (amortization of premium)	9	1	20	5	—	35
Net realized gain (loss)	78	—	17	—	—	95
Net change in unrealized appreciation (depreciation)	669	125	(33)	64	83	908
Purchases	64,398	12,036	4,046	1,779	1,110	83,369
Paid-in-kind interest	—	—	—	—	—	—
Sales and redemptions	(16,774)	(6)	(2,232)	(1,003)	—	(20,015)
Net transfers in or out of Level 3	—	—	—	—	—	—

Fair value at end of period	$58,376	$17,019	$4,909	$845	$1,193	$82,342

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$22	$35	$16	$—	$—	$73

FS Global Credit Opportunities Fund

Notes to Unaudited Schedule of Investments (continued)

(in thousands, except share and per share amounts)

As of March 31, 2014, the gross unrealized appreciation on the Company’s investments was $1,249 and the gross unrealized depreciation on the Company’s investments and loss on foreign currency was $(261). The aggregate cost of the Company’s investments for federal income tax purposes totaled $82,603 as of March 31, 2014. The aggregate net unrealized appreciation (depreciation) on a tax basis was $988 as of March 31, 2014.

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s chief executive officer and chief financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	May 30, 2014

By:	/s/ William Goebel
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	May 30, 2014